NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2012
NET INCOME PER SHARE
NET INCOME PER SHARE

NOTE 17—NET INCOME PER SHARE

        The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2012, 2011 and 2010:

	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Numerator:
Net income (loss) attributable to UTStarcom Holdings Corp.	$(34,385)	$13,387	$(65,129)
Denominator:
Weighted average shares outstanding—Basic	48,513	51,491	45,686
Potentially dilutive common stock equivalents—stock options and restricted stock	—	150	—

Weighted average shares outstanding—Diluted	48,513	51,641	45,686

Net income (loss) per share attributable to UTStarcom Holdings Corp.—Basic(1)	$(0.71)	$0.26	$(1.43)

Net income (loss) per share attributable to UTStarcom Holdings Corp.—Diluted(1)	$(0.71)	$0.26	$(1.43)

(1)
Authorized share capital of the company was amended by the consolidation of the existing 750,000,000 Ordinary Shares of US$0.00125 par value each into 250,000,000 Ordinary Shares of US$0.00375 par value each effective from March 21, 2013. The Net income (loss) per share attributable to UTStarcom Holding Corp basic and diluted for 2012, 2011 and 2010 have been recomputed to reflect the one for three reverse share split.

        The dilutive effect of share-based awards is reflected in diluted net income per share by application of the treasury stock method, which includes consideration of unamortized share-based compensation expense and the dilutive effect of in-the-money options and unvested restricted stock units. Under the treasury stock method, the amount the employee must pay for exercising stock options and unamortized share-based compensation expense are assumed proceeds to be used to repurchase hypothetical shares. An increase in the fair market value of the company's ordinary share can result in a greater dilutive effect from potentially dilutive awards.

        For the year ended December 31, 2010, 2011 and 2012, options and restricted stocks to purchase ordinary shares were excluded from the calculation of diluted earnings per share as their effect was anti-dilutive. Please refer to Note 2.